[GRAPHIC OMITTED]
                                                       DEUTSCHE ASSET MANAGEMENT

                                          Mutual Fund
                                             Semi-Annual Report
                                                  June 30, 2002


                                                     Investment

NY Tax Free Money Fund
Tax Free Money Fund


                                              [GRAPHIC OMITTED}
                                              A Member of the
                                              Deutsche Bank Group

Investment Funds
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................... 3

              INVESTMENT FUNDS
                 Schedules of Investments .................................... 7
                 Statements of Assets and Liabilities ........................15
                 Statements of Operations ....................................16
                 Statements of Changes in Net Assets .........................17
                 Financial Highlights ........................................18
                 Notes to Financial Statements ...............................20


                          -----------------------------
                 The Funds are not insured by the FDIC and are not a deposit, obligation of or guaranteed by Deutsche
                 Bank AG. Each Fund is subject to investment risks, including possible loss of principal amount invested.
                          -----------------------------

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                                        2

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for NY Tax Free Money Fund and Tax Free Money Fund (the 'Funds'), providing a detailed review of the markets, the Portfolios, and our outlook. Included are a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.

MARKET ACTIVITY
AS 2002 BEGAN, THE WEAKENED STATE OF THE US ECONOMY CAUSED MUCH UNCERTAINTY IN THE FINANCIAL MARKETS. MANY INVESTORS REMAINED SKEPTICAL AS TO WHETHER THE FEDERAL RESERVE BOARD HAD COMPLETED ITS INTEREST RATE CUTTING CYCLE.
o Despite a stream of economic data that pointed to signs of bottoming in the general US economy, fears related to the ongoing war on terrorism kept the Federal Reserve Board on hold.
o By February, it became clear that no more interest rate cuts would likely be forthcoming from the Federal Reserve Board during this cycle and additionally that interest rate hikes might not be too long in coming.
o In fact, at its March 19th meeting, the Federal Reserve Board kept the federal funds rate at 1.75% but shifted from an easing to a neutral bias, citing a slow economic recovery in progress. The money markets began pricing in potential interest rate increases by mid-year 2002 causing the yield curve to steepen.

AS THE SECOND CALENDAR QUARTER GOT UNDERWAY, THE US ECONOMIC RECOVERY SEEMED A BIT MORE TENTATIVE THAN DURING THE FIRST QUARTER.
o Business spending began to pick up and the consumer continued to spend, especially on housing.
o However, no improvement could be detected in the labor market. In fact, the unemployment rate climbed to 6% in April before leveling off in May and June.
o Manufacturing in the US also remained weak.
o In reaction, the one-year US Treasury yield curve flattened somewhat, as market participants expected the federal funds rate to remain unchanged at 1.75% until at least the fourth quarter of 2002.

THE GLOBAL POLITICAL ENVIRONMENT ALSO IMPACTED THE MONEY MARKETS DURING THE SEMI-ANNUAL PERIOD.
o Renewed terrorist threats in the US weighed on the confidence of American financial markets, as did escalating tensions in the Middle and Far East. Disquiet between India and Pakistan built, and suicide bombings in Israel reached new levels of devastation.
o Toward the end of the semi-annual period, US citizens were on heightened alert, as the Office of Homeland Security issued new terror alerts surrounding the July 4th holiday weekend.

ALSO ON THE FOREFRONT OF THE MONEY MARKETS' ATTENTION WAS THE DEVALUATION OF THE US DOLLAR IN THE GLOBAL CURRENCY MARKETS.
o As the second calendar quarter was coming to a close, the US dollar and the euro nearly reached parity.
o Currency traders were focusing on global terror woes and the slower than expected recovery of the US economy.

TO A LESS DRAMATIC DEGREE, THE MUNICIPAL MARKETS FOLLOWED A SIMILAR TREND AS THEIR TAXABLE COUNTERPARTS, WITH YIELDS DECLINING IN SPITE OF STEADY CASH FLOW INTO THE MUNICIPAL MARKETS AND AN INCREASE IN MUNICIPAL ISSUANCE. MUNICIPAL MARKET CREDIT QUALITY REMAINED FAIRLY STABLE.
o As the pace of US economic recovery remained sluggish during the first half of 2002, many municipal revenue sources were impacted. However, given that many large municipal issuers were able to increase cash surpluses over the past several years, municipal credit quality remained stable during the semi-annual period.
o Among the states that issued new paper in the first half of 2002 was California. California issued $7.5 billion in revenue anticipation warrants due to the soft economy and the State's rising expenditures. California anticipates further issuance in the third quarter totaling approximately $7 billion. Other municipal borrowers issued larger deals and some came back to the market after several years of surplus had temporarily reduced the need for borrowing.
o The increased issuance of short-term notes did not result in significant upward pressure on one-year rates however, as this rise in supply was offset by strong demand. With headlines in the financial press dominated by volatile US equity performance, corporate accounting failures and conflict of interest issues, investors continued their flight to quality, seeking the perceived safe haven of municipal bonds.


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                                        3

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

o Municipal money market assets increased over the first half of 2002, with the majority of this increase occurring during the month of January.
o The yield on one-year municipal notes declined by 0.28%, from 1.78% on December 31, 2001 to 1.50% on June 30, 2002.


INVESTMENT REVIEW

                                                                                                Annualized 7 Day
   Periods Ended                                            Annualized 7 Day  Annualized 7 Day Effective Taxable
   June 30, 2002                                             Current Yield 2 Effective Yield 2  Equivalent Yield

  NY Tax Free Money Fund Investment 1,3                               0.58%             0.58%              1.01%
-----------------------------------------------------------------------------------------------------------------
  iMoneyNet--State Specific Retail Money Funds Average 4              0.84%             0.84%               n/a
-----------------------------------------------------------------------------------------------------------------
  Tax Free Money Fund Investment 1,3                                  0.68%             0.68%              1.11%
-----------------------------------------------------------------------------------------------------------------
  iMoneyNet--National RetailTax FreeMoney Funds Average 4             0.92%             0.92%               n/a
-----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields will fluctuate.
  The yields quoted more closely reflect the Funds' current earnings than the total return quotations below. 'Current yield' refers to the income generated by an investment in the Funds over a seven-day period. This income is then 'annualized.' The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The 'effective yield' may be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. The 'taxable equivalent yield' demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a fund's tax free yield.
  An investment in each Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
2 The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses until April 30, 2003 so that total net expenses are not exceeded. Without such fee waivers the seven-day current and effective yields would have been 0.51% and 0.51%, respectively for NY Tax Free Money Fund Investment, and 0.62% and 0.62%, respectively for Tax Free Money Fund Investment.
3 For certain investors, a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income may be subject to state and local taxes. The taxable equivalent yield for Tax Free Money Fund Investment reflects the maximum regular federal tax bracket of 38.6% and, for NY Tax Free Money Fund Investment, a combined regular federal, state and city tax bracket of 42.81% is used.
4 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

                                                                        CUMULATIVE                                   AVERAGE ANNUAL
                                                                     TOTAL RETURNS                                    TOTAL RETURNS
   Periods Ended          6 Months  1 Year  3 Years  5 Years  10 Years       Since  1 Year  3 Years  5 Years  10 Years        Since
   June 30, 2002                                                       Inception 2                                      Inception 2

NY Tax Free Money Fund
  Investment 1,3             0.32%   0.99%    6.86%   12.55%    26.70%      49.91%   0.99%    2.24%    2.39%     2.39%        2.99%
iMoneyNet--State Specific Retail
  Money Funds Average 4      0.43%   1.21%    7.47%   13.56%    29.15%      53.06%   1.21%    2.43%    2.57%     2.59%        3.14%
------------------------------------------------------------------------------------------------------------------------------------
Tax Free Money Fund
  Investment 1,3             0.37%   1.13%    7.29%   13.22%    28.80%      62.46%   1.13%    2.37%    2.51%     2.56%        3.28%
iMoneyNet--National Retail Tax
  Free Money Funds Average 4 0.46%   1.28%    7.92%   14.30%    30.69%      64.98%   1.28%    2.57%    2.71%     2.71%        3.39%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Total returns will fluctuate. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of each Fund's fees and expenses had not been waived.
2 The Funds' inception dates are: NY Tax Free Money Fund Investment: September
  27, 1988; Tax Free Money Fund Investment: June 10, 1987. Benchmark returns are for the periods beginning September 30, 1988 for the iMoneyNet--State Specific Retail Money Funds Average and June 30, 1987 for the iMoneyNet--National Retail Tax Free Money Funds Average.
3 For certain investors, a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income may be subject to state and local taxes.
4 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

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                                        4

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


NY TAX FREE MONEY
During the semi-annual period, we lengthened the Fund's weighted average maturity from 44 days to 56 days, keeping the Fund within a neutral to longer-than-benchmark range. We adjusted the Fund's weighted average maturity to prepare for seasonal events and supply/demand phenomena. For example, the 'January Effect' is a period when a large amount of cash flows into the municipal money market from maturing securities and coupon payments. April is traditionally a month when withdrawals from money market funds are par for the course. Redemptions from tax-exempt money markets during the 2002 tax season totaled approximately 2%, compared to approximately 6% in 2001. Given the flight to greater levels of safety benefiting US municipal markets and the relatively light season of tax redemptions, there was only a brief intra-month increase in yields during April. As usual, a large percentage of high quality municipal issues became available in June. Net assets in the Fund remained relatively stable during the semi-annual period.


 SECTOR ALLOCATION
 By Asset Type as of June 30, 2002
 (percentages are based on market value of total investments in the Portfolio)

                               [PIE CHART OMITTED]
                 DATA POINTS FOR EDGAR PURPOSES ARE AS FOLLOWS:
                  G.O. Bonds                                3%
                  Floating Rate Demand Notes               55%
                  Commercial Paper                         26%
                  Bond Anticipation Notes                   7%
                  Revenue Anticipation Notes                5%
                  Revenue Bonds                             4%
--------------------------------------------------------------------------------

TAX FREE MONEY
As with the NY Tax Free Money Fund, we kept this Fund's weighted average maturity in the neutral to longer-than-benchmark range. The Fund's weighted average maturity started the year at 47 days and stood at 42 days at June 30, 2002. We adjusted the Fund's weighted average maturity to prepare for seasonal events, such as tax time in April and the January and July reinvestment periods. Net assets in the Fund decreased about 8% during the semi-annual period.

MANAGER OUTLOOK
In our view, the US economy continues to chug along, still with promises of some pickup in growth ahead. Non-defense capital goods shipments and orders came in somewhat stronger than expected, and equipment and software spending are anticipated to record a moderate increase for the second calendar quarter. The housing market continues to exhibit impressive vigor, as sales of new homes soared in June. While downside risks remain considerable, we believe the US economy nevertheless shows promising signs of returning to trend growth. We expect that the Federal Reserve Board will keep interest rates unchanged for at least the next several meetings and is unlikely to begin the process of reversing some of last year's interest rate cuts until it is more confident in the sustainability of the economic expansion. At a minimum, the Federal Reserve Board will want to see more concrete signs of a revival in business investment and much greater improvement in the labor markets. We expect this evidence to emerge gradually in the second half of this year and then continue to solidify in 2003. A sufficient case to begin the tightening process is unlikely to be built before the fourth quarter of 2002 at the earliest.


 SECTOR ALLOCATION
 By Asset Type as of June 30, 2002
 (percentages are based on market value of total investments in the Portfolio)

                               [PIE CHART OMITTED]
                 DATA POINTS FOR EDGAR PURPOSES ARE AS FOLLOWS:
                  Floating Rate Notes                       2%
                  Floating Rate Demand Notes               66%
                  Commercial Paper                         14%
                  Revenue Anticipation Notes                6%
                  Revenue Bonds                             5%
                  G.O. Bonds                                4%
                  Taxable Revenue Anticipation Notes        3%

--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


In light of this view, we will look to maintain the Funds' weighted average maturity in a neutral position, usually within the 40 to 50 day range. We intend to continue to adjust the Funds' weighted average maturities in anticipation of seasonal factors, supply/demand opportunities and anticipated changes in Federal Reserve Board monetary policy. Given the apparently ongoing flight to quality and sluggish economic recovery as well as potentially higher short-term rates toward the end of 2002, we will also seek to make selective purchases in the six- to thirteen-month range. We remain especially careful when making one-year purchases, as the backdrop for higher rates, including higher supply, continues. As for the credit quality outlook, we do have concerns. Toward the end of the semi-annual period, we began to see revenue shortfalls and expenditure increases. This will likely result in many projected budget shortfalls at the state level. Going forward, then, we expect difficult negotiations regarding budget decisions, an increase in short-term note issuance and a softening of credit quality. It becomes increasingly important that we continue to seek high-quality, attractive issue-specific buying opportunities as they arise.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.


/S/ STEVEN H. BOYD

Steven H. Boyd
Portfolio Manager of TAX FREE MONEY FUND and NY TAX FREE MONEY FUND
June 30, 2002


--------------------------------------------------------------------------------

NY Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                                                                                                       VALUE


              NEW JERSEY--4.05%
              New Jersey Port Authority, Series B:
$ 4,000,000   1.20%, 8/8/02 .......................................................................................... $  4,000,000

    500,000   1.30%, 10/9/02 .........................................................................................      500,000
                                                                                                                       ------------
TOTAL NEW JERSEY (Amortized Cost $4,500,000) .........................................................................    4,500,000
                                                                                                                       ------------

              NEW YORK--100.76%
  3,000,000   Buffalo, New York, G.O., Revenue Anticipation Notes, (FGIC Insured), 2.50%, 6/27/03 ....................    3,028,470

  2,370,000   Erie County, New York, Industrial Development Agency, Civic Facilities Revenue, Subordinate Adult Services,
                (LOC: Keybank N.A.), Variable Weekly Rate, Revenue Bond,1 1.35%, 6/1/22 ..............................    2,370,000

  2,775,000   Great Neck North, New York, Water Authority, Water System Revenue, Series A, (FGIC Insured),
                (SPA: FGIC), Floating Rate Weekly Demand Note,1 1.04%, 1/1/20 ........................................    2,775,000

  1,000,000   Long Island Power Authority, New York, Electric System Revenue, Sub-Series 2A, (LOC: Westdeutsche
                Landesbank), (LOC: State Street Bank & Trust Co.), Floating Rate Weekly Demand Note,1 1.10%, 5/1/33 ..    1,000,000

  2,000,000   Long Island Power Authority, New York, Electric System Revenue, Sub-Series 3A,
                (LOC: Morgan Guaranty Trust), Floating Rate Weekly Demand Note,1 1.11%, 5/1/33 .......................    2,000,000

    225,000   Municipal Assistance Corp. for New York City, New York, Series G,
                (GO of Corp. Insured), Revenue Bond, 5.00%, 7/1/02 ...................................................      225,000

    100,000   Municipal Assistance Corp. for New York City, New York, Series M, Revenue Bond, 5.00%, 7/1/02 ..........      100,000

  4,000,000   Nassau County, New York, Interim Finance Authority, Series B-1, Bond Anticipation Note, 2.50%, 7/18/02 .    4,001,901

  4,200,000   New York City, New York, Cultural Resource Revenue, Museum of Broadcasting,
                (LOC: KBC Bank N.V.), Floating Rate Weekly Demand Note,1 1.15%, 5/1/14 ...............................    4,200,000

  2,300,000   New York City, New York, Health & Hospital Corp. Revenue, Health Systems, Series C,
                (LOC: Toronto Dominion Bank), Floating Rate Weekly Demand Note,1 1.15%, 2/15/26 ......................    2,300,000

  2,500,000   New York City, New York, Health & Hospital Corp. Revenue, Health Systems, Series D,
                (LOC: Bank of Nova Scotia), Floating Rate Weekly Demand Note,1 1.10%, 2/15/26 ........................    2,500,000

  1,300,000   New York City, New York, Housing Development Corp., Mortgage Revenue, Columbus Apartments, Series A,
                (FNMA Insured), Floating Rate Weekly Demand Note,1 1.10%, 3/15/25 ....................................    1,300,000

  1,500,000   New York City, New York, Housing Development Corp., Multifamily Rent Housing Revenue, Carnegie Park,
                Series A, (FNMA Guaranteed), Variable Weekly Rate, Revenue Bond,1 1.10%, 11/15/19 ....................    1,500,000

  3,000,000   New York City, New York, Housing Development Corp., Multifamily Rent Housing Revenue, Monterey,
                Series A, (FNMA Guaranteed), Variable Weekly Rate, Revenue Bond,1 1.10%, 11/15/19 ....................    3,000,000

  2,000,000   New York City, New York, Municipal Water Finance Authority, Water & Sewer Revenue, Series A,
                (FGIC Insured), (SPA: FGIC), Floating Rate Daily Demand Note,1 1.80%, 6/15/25 ........................    2,000,000

   500,000    New York City, New York, Sub-Series B5, G.O., (MBIA Insured), (SPA: Landesbank Hessen),
                Floating Rate Daily Demand Note,1 1.75%, 8/15/09 .....................................................      500,000

  1,000,000   New York City, New York, Sub-Series H-4, G.O., (AMBAC Insured), (SPA: Kredietbank N.V.),
                Floating Rate Weekly Demand Note,1 1.15%, 8/1/15 .....................................................    1,000,000

  2,000,000   New York City, New York, Transitional Finance Authority Revenue, Bond Anticipation Note,
                Series 3, 2.75%, 11/13/02 ............................................................................    2,006,750

     45,000   New York City, New York, Transitional Finance Authority Revenue, Future Tax Secured, Series A,
                (SPA: Bank One N.A.), Floating Rate Weekly Demand Note,1 1.05%, 2/15/30 ..............................       45,000


See Notes to Financial Statements.
--------------------------------------------------------------------------------

NY Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                                                                                                        VALUE

$   950,000   New York City, New York, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1,
                (SPA: Morgan Guaranty Trust, Society Generale, Commerzbank), Floating Rate Weekly
                Demand Note,1 1.05%, 11/15/22 ........................................................................ $    950,000

  1,000,000   New York City, New York, Transitional Finance Authority Revenue, Recovery Note, Series A, 3.25%, 10/2/02    1,004,437

  3,000,000   New York City, New York, Transitional Finance Authority Revenue, Series 4, 2.50%, 2/26/03 ..............    3,019,666

  2,800,000   New York City, Water Revenue, Commercial Paper, Series 5, 1.30%, 8/5/02 ................................    2,800,000

  5,000,000   New York State Dormitory, Columbia, Commercial Paper, 1.35%, 10/10/02 ..................................    5,000,000

  2,000,000   New York State Thruway, Commercial Paper, 1.40%, 8/7/02 ................................................    2,000,000

  1,000,000   New York State, Dormitory Authority Revenue, Cornell University, Series A, (SPA: Toronto Dominion Bank),
                Floating Rate Weekly Demand Note,1 1.15%, 7/1/29 .....................................................    1,000,000

  3,910,000   New York State, Dormitory Authority Revenue, Cornell University, Series B, (SPA: Toronto Dominion Bank),
                Floating Rate Weekly Demand Note,1 1.15%, 7/1/30 .....................................................    3,910,000

  1,280,000   New York State, Dormitory Authority Revenue, New York Public Library, Series A, (MBIA Insured),
                (SPA: First Union National Bank), Floating Rate Weekly Demand Note,1 1.10%, 7/1/28 ...................    1,280,000

  3,000,000   New York State, Dormitory Authority Revenue, Rockefeller University, Series A2,
                Floating Rate Weekly Demand Note,1 1.15%, 7/1/32 .....................................................    3,000,000

    300,000   New York State, Dormitory Authority Revenue, University of Rochester,
                Series A, Revenue Bond, 5.00%, 7/1/02                                                                       300,000

  3,000,000   New York State, Energy Research & Development Authority, Pollution Control Revenue, Niagara Mohawk
                Power, Series A, (LOC: Toronto Dominion Bank), Floating Rate Daily Demand Note,1 2.00%, 7/1/15 .......    3,000,000

  3,000,000   New York State, Environmental Facilities Corp., 1.43%, 8/9/02 ..........................................    3,000,000

  2,760,000   New York State, Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds,
                Series F, Revenue Bond, 3.50%, 5/15/03 ...............................................................    2,803,012

  1,200,000   New York State, G.O., 1.40%, 7/23/02 ...................................................................    1,200,000

  1,094,000   New York State, Housing Finance Agency Revenue, Hospital Special Surgery Staff, Series A,
                (LOC: Chase Manhattan Bank), Revenue Bond, 1.35%, 11/1/10 ............................................    1,094,000

  5,090,000   New York State, Housing Finance Agency Revenue, Normandie County I Project, (LOC: Landesbank Hessen),
                Variable Weekly Rate, Revenue Bond,1 1.10%, 5/15/15 ..................................................    5,090,000

              New York State, Housing Finance Agency Service Contract Obligation Revenue, Series A,
                (LOC: Commerzbank A.G.), Variable Weekly Rate, Revenue Bond,1:
  3,000,000     1.25%, 3/15/27 .......................................................................................    3,000,000
  3,400,000     1.30%, 3/15/28 .......................................................................................    3,400,000

    400,000   New York State, Local Government Assistance Corp., Series B, (GO of Corp. Insured), (LOC: Westdeutsche
                Landesbank), (LOC: Bayerische Landesbank), Floating Rate Weekly Demand Note,1 1.10%, 4/1/23 ..........      400,000

  3,000,000   New York State, Local Government Assistance Corp., Series G, (LOC: Bank of Nova Scotia),
                Floating Rate Weekly Demand Note,1 1.10%, 4/1/25 .....................................................    3,000,000

    880,000   New York State, Mortgage Agency Revenue, Homeowner Mortgage, Series UU,
                (FHA Mortgage Guaranteed), Revenue Bond, 3.00%, 11/15/02 .............................................      884,959

  1,995,000   New York State, Thruway Authority, General Revenue, Bond Anticipation Note, Series A, 3.25%, 3/26/03 ...    2,010,039

  1,900,000   New York State, Triborough Bridge & Tunnel Authority, Series A, (FSA Insured),
                (SPA: Morgan Guaranty Trust), Floating Rate Weekly Demand Note,1 1.15%, 1/1/31 .......................    1,900,000


See Notes to Financial Statements.
--------------------------------------------------------------------------------

NY Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                                                                                                        VALUE

$ 6,000,000   New York State, Triborough Bridge & Tunnel Authority, Series C, (AMBAC Insured),
                 (SPA: Westdeutsche Landesbank), Floating Rate Weekly Demand Note,1 1.10%, 1/1/13 ....................  $ 6,000,000

              New York, LIP Authority, Commercial Paper:
  4,000,000     1.35%, 8/7/02 ........................................................................................    4,000,000
  2,000,000     1.35%, 9/6/02 ........................................................................................    2,000,000

  1,000,000   New York, Metropolitan Transit Authority, Commercial Paper, 1.35%, 10/7/02 .............................    1,000,000

              New York, Metropolitan Transportation, Commercial Paper:
  4,000,000     1.35%, 8/28/02 .......................................................................................    4,000,000
    500,000     1.35%, 9/6/02 ........................................................................................      500,000

    500,000   New York, Thruway Authority, Commercial Paper, 1.30%, 10/9/02 ..........................................      500,000

  3,000,000   Suffolk County, New York, Series B, (FGIC Insured), G.O., 4.00%, 12/1/02 ...............................    3,027,419
                                                                                                                       ------------
TOTAL NEW YORK (Amortized Cost $111,925,653) .........................................................................  111,925,653
                                                                                                                       ------------

              PUERTO RICO--1.49%
  1,650,000   Puerto Rico, Commonwealth Highway & Transportation Authority, Transportation Revenue,
                Series A, (AMBAC Insured), (SPA: Bank of Nova Scotia), Revenue Bond, 1.10%, 7/1/28,
                (Amortized Cost $1,650,000) ..........................................................................    1,650,000
                                                                                                                       ------------
TOTAL INVESTMENTS (Amortized Cost $118,075,653)2 ..............................................................106.30% $118,075,653

LIABILITIES IN EXCESS OF OTHER ASSETS ......................................................................... (6.30)   (6,999,360)
                                                                                                               ------- ------------
NET ASSETS ....................................................................................................100.00% $111,076,293
                                                                                                               ======= ============

------------------------------------------------------------------------------------------------------------------------------------

1 Security payable on demand, secured by Bank Letter of Credit on other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or other interest rates.
2 Also aggregate cost for federal tax purposes.
The following abbreviations are used in the portfolio description:
AMBAC--American Municipal Bond Assurance Corporation
FGIC --Financial Guaranty Insurance Company
FHA  --Federal Housing Administration
FNMA --Federal National Mortgage Association
FSA  --Financial Security Assurance
GO   --General Obligation
LOC  --Letter of Credit
MBIA --Municipal Bond Investors Assurance
SPA  --Standby Purchase Agreement

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                                                                                                        VALUE


              ALABAMA--1.98%
$ 3,000,000   Jefferson County, Alabama, Sewer Revenue, Capital Improvement Warrants, Series A, (FGIC Insured),
                (SPA: J.P. Morgan Chase & Co.), 1.30%, 2/1/42 ........................................................ $  3,000,000
                                                                                                                       ------------

              ARIZONA--1.39%
  2,100,000   Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, Tuscon Electric
                Power, (LOC: Toronto Dominion Bank), Variable Weekly Rate, Revenue Bond,1 1.20%, 12/15/18 ............    2,100,000
                                                                                                                       ------------

              CALIFORNIA--0.99%
  1,500,000   California State, Revenue Anticipation Warrants, Series A, 2.50%, 10/25/02 .............................    1,503,876
                                                                                                                       ------------

              COLORADO--6.15%
  1,000,000   Colorado, Housing & Finance Authority, Multifamily-Diamond, Series I, (FNMA Guaranteed),
                Variable Weekly Rate, Revenue Bond,1 1.20%, 10/15/16 .................................................    1,000,000

    805,000   Colorado, Housing & Finance Authority, Multifamily-Greenwood, Series D, (FNMA Guaranteed),
                Variable Weekly Rate, Revenue Bond,1 1.20%, 10/15/16 .................................................      805,000

  1,500,000   Colorado, Housing & Finance Authority, Multifamily-Hunters, Series E, (FNMA Guaranteed),
                Variable Weekly Rate, Revenue Bond,1 1.20%, 10/15/16 .................................................    1,500,000

  2,000,000   Regional Transportation District, Colorado, 1.60%, 10/8/02 .............................................    2,000,000

  4,000,000   Traer Creek Metropolitan District, Colorado, Bond Revenue, Avon, (LOC: BNP Paribas), 1.30%, 10/1/21 ....    4,000,000
                                                                                                                       ------------
                                                                                                                          9,305,000
                                                                                                                       ------------

              FLORIDA--6.14%
  1,000,000   Capital Projects Finance Authority, Florida, Glenridge On Palmer Ranch, Series C,
                (LOC: Bank of Scotland), 1.85%, 6/1/12 ...............................................................    1,000,000

  1,500,000   Jacksonville, Florida, Capital Project Revenue, Series 1, (AMBAC Insured), Variable Weekly Rate,
                Revenue Bond,1 1.15%, 10/1/17 ........................................................................    1,500,000

  1,300,000   Jacksonville, Florida, Electric Authority Revenue, Zero Coupon, 10/1/30 ................................    1,300,000

  1,000,000   Jacksonville, Florida, Electric Authority Revenue, Electric System, Series C, (SPA: Dexia Credit Local),
                Floating Rate Daily Demand Note,1 1.85%, 10/1/30 .....................................................    1,000,000

  3,000,000   Jacksonville, Florida, Electric Authority Revenue, Series C-1, 1.50%, 9/12/02 ..........................    3,000,000

  1,500,000   Pinellas County, Florida, Health Facilities Authority Revenue, Pooled Hospital Loan Program, (AMBAC Insured),
                (SPA: Suntrust Bank), 1.85%, 12/1/15 .................................................................    1,500,000
                                                                                                                       ------------
                                                                                                                          9,300,000
                                                                                                                       ------------

              GEORGIA--11.51%
  3,000,000   Atlanta, Georgia, Water & Waste Revenue, Series B, (FSA Insured), (SPA: Dexia Credit Local),
                1.15%, 11/1/38 .......................................................................................    3,000,000

  2,000,000   Burke County, Georgia, Commercial Paper, 1.50%, 7/18/02 ................................................    2,000,000

  2,000,000   Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series A,
                (AMBAC Insured), (SPA: Morgan Guaranty Trust), Floating Rate Daily Demand Note,1 1.85%, 1/1/20 .......    2,000,000

  2,000,000   Cobb County, Georgia, Housing Authority Multifamily Housing Revenue, Post Mill Project, (FNMA Guaranteed),
                Variable Weekly Rate, Revenue Bond,1 1.22%, 6/1/25 ...................................................    2,000,000

  1,000,000   Macon-Bibb County, Georgia, Hospital Authority Revenue, Anticipation Certificates, Medical Center Control,
                (LOC: Suntrust Bank, Atlanta), Floating Rate Weekly Demand Note,1 1.25%, 12/1/18 .....................    1,000,000


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                                                                                                        VALUE

$ 2,150,000   Municipal Electric Authority, Georgia, Project One, Series B, (FSA Insured),
                (SPA: Dexia Bank), 1.10%, 1/1/16 .....................................................................  $ 2,150,000

  1,250,000   Municipal Electric Authority, Georgia, Project One, Sub-Series B, (AMBAC Insured), 5.25%, 1/1/03 .......    1,269,848

  4,000,000   Smyrna, Georgia, Housing Authority, Multifamily Housing Revenue, F&M Villages Project, (FNMA Insured),
                Variable Weekly Rate, Revenue Bond,1 1.20%, 6/1/25 ...................................................    4,000,000
                                                                                                                       ------------
                                                                                                                         17,419,848
                                                                                                                       ------------

              ILLINOIS--16.01%
  1,450,000   Chicago, Illinois, G.O., Metropolitan Water Reclamation District, Greater Chicago, 5.00%, 12/1/02 ......    1,470,774

  1,910,000   Chicago, Illinois, Sales Tax Revenue, (FGIC Insured), 4.00%, 1/1/03 ....................................    1,931,771

  3,000,000   Chicago, Illinois, G.O., Series B, (FGIC Insured), (SPA: Landebank Baden), 1.27%, 1/1/37 ...............    3,000,000

  2,000,000   Chicago, Illinois, G.O., Tender Notes, (LOC: Landebank Hessen), 1.90%, 1/3/03, Put Bond due 10/31/02, ..    2,000,000

  3,000,000   Illinois, Development Finance Authority Revenue, Evanston Northwestern, Series A, (SPA: Bank One N.A.),
                Variable Weekly Rate, Revenue Bond,1 1.25%, 5/1/31 ...................................................    3,000,000

  1,700,000   Illinois, Health Facility Authority Revenue, Gottlieb Health Resources, Inc., (LOC: Harris Trust and
                Savings Bank), Flaoting Rate Weekly Demand Note,1 1.25%, 11/15/24 ....................................    1,700,000

  3,260,000   Illinois, Health Facility Authority Revenue, Gottlieb Health Resources, Inc., (LOC: Harris Trust and
                Savings Bank), Variable Weekly Rate, Revenue Bond,1 1.25%, 11/15/25 ..................................    3,260,000

   200,000    Illinois, Health Facility Authority Revenue, Northwestern Memorial Hospital, Series C,
                (SPA: Westdeutsche Landebank), Variable Daily Rate, Revenue Bond,1 1.85%, 8/15/32 ....................      200,000

  1,000,000   Illinois, Health Facility Authority Revenue, Resurrection Health, Series A, (FSA Insured),
                (SPA: Bank of Illinois N.A.), Variable Daily Rate, Revenue Bond,1 1.85%, 5/15/29 .....................    1,000,000

  1,970,000   Illinois, Housing Development Authority Multifamily Revenue, Lakeshore Plaza, Series A, (MBIA Insured),
                (SPA: Bank One N.A.), Floating Rate Weekly Demand Note,1 1.22%, 7/1/27 ...............................    1,970,000

  2,000,000   Illinois, Housing Finance Authority, 1.60%, 9/19/02 ....................................................    2,000,000

  2,700,000   Schaumburg, Illinois, G.O., Series A, (SPA: Northern Trust Co.),
                Floating Rate Weekly Demand Note,1 1.22%, 12/1/13 ....................................................    2,700,000
                                                                                                                       ------------
                                                                                                                         24,232,545
                                                                                                                       ------------

              IOWA--1.94%
              Iowa, Finance Authority Hospital Facility Revenue, Iowa Health System, Series B, (AMBAC Insured),
                 (SPA: Harris Trust & Savings Bank), Variable Weekly Rate, Revenue Bond,1:
  1,000,000     1.25%, 7/1/15 ........................................................................................    1,000,000
  1,930,000     1.27%, 1/1/28 ........................................................................................    1,930,000
                                                                                                                       ------------
                                                                                                                          2,930,000
                                                                                                                       ------------

              KANSAS--3.30%
  5,000,000   Kansas State, Department Transitional Highway Revenue, Series C-2, Revenue Bond,1 1.25%, 9/1/20 ........    5,000,000
                                                                                                                       ------------

              MARYLAND--0.66%
  1,000,000   Maryland State, Department Transitional Consolidated, Revenue Bond,1 5.00%, 9/1/02 .....................    1,005,147
                                                                                                                       ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                                                                                                        VALUE


              MICHIGAN--1.21%
$ 1,000,000   Michigan State, Building Authority Revenue, Series I, Revenue Bond,1 5.875%, 10/1/08 ................... $  1,030,001

    800,000   Oakland University, Michigan, University Revenues, (FGIC Insured), (SPA: FGIC),
                Floating Rate Weekly Demand Note,1 1.25%, 3/1/31 .....................................................      800,000
                                                                                                                       ------------
                                                                                                                          1,830,001
                                                                                                                       ------------

              MISSOURI--0.13%
   200,000    Missouri State, Health & Educational Facility Authority, Health Facility Revenue, Demand-Barnes
                Hospital Project, (LOC: Morgan Guaranty Trust), Variable Weekly Rate, Revenue Bond,1 1.25%, 12/1/15 ..      200,000
                                                                                                                       ------------

              NEVADA--1.98%
  3,000,000   Clark County, Nevada, Highway, 1.35%, 7/29/02 ..........................................................    3,000,000
                                                                                                                       ------------

              NEW HAMPSHIRE - 3.21%
  3,200,000   New Hampshire, Health & Education Facilities Authority Revenue, Dartmouth Hitchcock Obligation, Series A,
                (FSA Insured), Variable Weekly Rate, Revenue Bond,1 1.20%, 8/1/31 ....................................    3,200,000

  1,650,000   New Hampshire, Municipal Bond Bank, Series C, (MBIA Insured), 5.625%, 8/15/02 ..........................    1,655,644
                                                                                                                       ------------
                                                                                                                          4,855,644
                                                                                                                       ------------

              NEW YORK--8.29%
    900,000   Buffalo, New York, G.O., Revenue Anticipation Notes, (FGIC Insured), 2.50%, 6/27/03 ....................      908,541

  2,000,000   Metropolitan Transitional Authority, New York Revenue, Series D-2, (FSA Insured), (SPA: Dexia Credit Local),
                Variable Weekly Rate, Revenue Bond,1 1.10%, 11/1/32 ..................................................    2,000,000

  7,000,000   New York City, New York, Transitional Finance Authority Revenue, Series 4, 2.50%, 2/26/03 ..............    7,040,858

  2,600,000   New York State, Housing Finance Agency Service Contract Obligation Revenue, Series A,
                (LOC: Commerzbank A.G.), Variable Weekly Rate, Revenue Bond,1 1.30%, 3/15/28 .........................    2,600,000
                                                                                                                       ------------
                                                                                                                         12,549,399
                                                                                                                       ------------

              NORTH CAROLINA--8.02%
  4,000,000   Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care System Revenue, Series D,
                (Nationsbank N.A. Guaranteed), Floating Rate Weekly Demand Note,1 1.25%, 1/15/26 .....................    4,000,000

  4,400,000   North Carolina Medical Care Community Hospital Revenue, Moses H. Cone Memorial Hospital Project,
                (SPA: Wachovia Bank & Trust), Floating Rate Weekly Demand Note,1 1.20%, 10/1/23 ......................    4,400,000

  3,750,000   North Carolina State, G.O., Public Improvement, Series F, (SPA: Landesbank Hessen), 1.20%, 5/1/21 ......    3,750,000
                                                                                                                       ------------
                                                                                                                         12,150,000
                                                                                                                       ------------

              PENNSYLVANIA--6.93%
  1,505,000   Delaware County, Pennsylvania, Industrial Development Authority Revenue, Resource Recovery Facility,
                Series G, Variable Weekly Rate, Revenue Bond,1 1.15%, 12/1/31 ........................................    1,505,000

  1,000,000   Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government Revenue, Mode 1,
                (LOC: Toronto Dominion Bank), Variable Weekly Rate, Revenue Bond,1 1.25%, 8/1/16 .....................    1,000,000

  2,585,000   Harrisburg, Pennsylvania, Authority Revenue, (LOC: Hypovereinsbank), Variable Weekly Rate,
                Revenue Bond,1 1.18%, 3/1/34 .........................................................................    2,585,000

    400,000   Lehigh County, Pennsylvania, Industrial Development Authority Pollution Control Revenue,
                Allegheny Electric Corp., (LOC: Rabobank Nederland), Floating Rate Demand Note,1 1.55%, 6/1/14 .......      400,000


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                                                                                                        VALUE

$ 3,000,000   Manheim, Pennsylvania, G.O., School District, (FSA Insured), (SPA: Dexia Credit Local), 1.28%, 6/1/16 .. $  3,000,000

  2,000,000   Pennsylvania State, Higher Educational Facilities Authority Revenue, Carnegie Mellon University,
                Series B, (SPA: Morgan Guaranty Trust), Variable Daily Rate, Revenue Bond,1 1.30%, 11/1/27 ...........    2,000,000
                                                                                                                       ------------
                                                                                                                         10,490,000
                                                                                                                       ------------

              TENNESSEE--5.68%
  1,000,000   Memphis, Tennessee, 1.30%, 9/5/02 ......................................................................    1,000,000

  2,600,000   Memphis, Tennessee, G.O., Series A, (SPA: Westdeutsche Landesbank), 1.35%, 8/1/03 ......................    2,600,000

  5,000,000   Montgomery County, Tennessee, Public Building Authority Pooled Finance Revenue,
                Tennessee County Loan Pool, (LOC: Bank of America N.A.), 1.85%, 4/1/32 ...............................    5,000,000
                                                                                                                       ------------
                                                                                                                          8,600,000
                                                                                                                       ------------

              TEXAS--14.50%
  1,000,000   Angelina & Neches River Authority, Texas, Industrial Development Corp., Solid Waste Revenue, Series B,
                (LOC: Bank Of America), Floating Rate Daily Demand Note,1 1.90%, 5/1/14 ..............................    1,000,000

    500,000   Angelina & Neches River Authority, Texas, Industrial Development Corp., Solid Waste Revenue, Series C,
                (LOC: Bank Of America), Floating Rate Daily Demand Note,1 1.90%, 5/1/14 ..............................      500,000

  1,000,000   Angelina & Neches River Authority, Texas, Industrial Development Corp., Solid Waste Revenue, Series D,
                (LOC: Bank Of America), Floating Rate Daily Demand Note,1 1.90%, 5/1/14 ..............................    1,000,000

  2,300,000   Brownsville, Texas, Utility System Revenue, Series B, (MBIA Insured),
                Floating Rate Weekly Demand Note,1 1.20%, 9/1/25 .....................................................    2,300,000

    295,000   El Paso, Texas, Certificates Obligation, Series A, (MBIA Insured), 6.40%, 8/15/02 ......................      296,749

  1,000,000   Harris County, Texas, Commercial Paper, 1.40%, 8/7/02 ..................................................    1,000,000

              Houston, Texas, General Obligation, Series C:
  3,000,000     1.35%, 8/7/02 ........................................................................................    3,000,000
  1,500,000     1.40%, 10/10/02 ......................................................................................    1,500,000

  2,000,000   Houston, Texas, Tax & Revenue Anticipation Notes, 3.00%, 6/30/03 .......................................    2,028,100

  3,000,000   North Texas Toll Authority, Commercial Paper, 1.50%, 7/10/02 ...........................................    3,000,000

    735,000   Plano, Texas, Tax Notes, Series A, G.O., 3.00%, 9/1/02 .................................................      735,828

    700,000   Southwest Higher Education Authority, Inc., Southern Methodist University Project, Series B,
                (LOC: Landesbank Hessen), Floating Rate Weekly Demand Note,1 1.22%, 10/1/29 ..........................      700,000

  1,310,000   Texas State, Series A, G.O., 5.60%, 10/1/02 ............................................................    1,323,383

  3,000,000   Texas State, Tax & Revenue Anticipation Note, Series A, 3.75%, 8/29/02 .................................    3,009,785

    565,000   Texas, Small Business Industrial Development Corp., Industrial Development Revenue, Texas Public Facilities
                Capital Access, (LOC: KBC Bank N.V.), Floating Rate Weekly Demand Note,1 1.40%, 7/1/26 ...............      565,000
                                                                                                                       ------------
                                                                                                                         21,958,845
                                                                                                                       ------------

              UTAH--0.20%
    300,000   Utah State, Series A, G.O., (SPA: Toronto Dominion Bank), Floating Rate Weekly Demand Note,1
                1.20%, 7/1/16 ........................................................................................      300,000
                                                                                                                       ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                                                                                                        VALUE


              WASHINGTON--3.31%
$ 1,000,000   King County, Washington, Sewer Revenue, Series C, 5.25%, 1/1/03 ........................................ $  1,017,599

  1,000,000   King County, Washington, Sewer Revenue, JR Lien, Series B, (LOC: Helaba),
                Floating Rate Weekly Demand Note,1 1.25%, 1/1/32 .....................................................    1,000,000

  2,000,000   Snohomish County, Washington, Public Utility District Number 001, Electric Revenue, Generation System,
                Series A, (FSA Insured), (SPA: Dexia Public Finance Bank),
                Floating Rate Weekly Demand Note,1 1.20%, 12/1/17 ....................................................    2,000,000

  1,000,000   Tacoma, Washington, Electric Authority Revenue, 1.45%, 10/9/02 .........................................    1,000,000
                                                                                                                       ------------
                                                                                                                          5,017,599
                                                                                                                       ------------

              WEST VIRGINIA--0.66%
  1,000,000   Monongalia County, West Virginia, Building Community Hospital Revenue, Monongalia General Hospital,
                Series A, (LOC: Bank One West Virginia), Variable Weekly Rate, Revenue Bond,1 1.40%, 7/1/17 ..........    1,000,000
                                                                                                                       ------------

              WISCONSIN--0.66%
  1,000,000   Oak Creek, Wisconsin, Pollution Control Revenue, Wisconsin Electric Power Co. Project, Variable Weekly Rate,
                Revenue Bond,1 1.45%, 8/1/16 .........................................................................    1,000,000
                                                                                                                       ------------
TOTAL INVESTMENTS (Amortized Cost $158,747,904)2 ..............................................................104.85% $158,747,904

LIABILITIES IN EXCESS OF OTHER ASSETS ......................................................................... (4.85)   (7,342,254)
                                                                                                               ------- ------------
NET ASSETS ....................................................................................................100.00% $151,405,650
                                                                                                               ======= =============

------------------------------------------------------------------------------------------------------------------------------------

1 Security payable on demand, secured by Bank Letter of Credit on other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or other interest rates.
2 Also aggregate cost for federal tax purposes. The following abbreviations are c used in the portfolio description:
AMBAC--American Municipal Bond Assurance Corporation
FGIC --Financial Guaranty Insurance Company
FNMA --Federal National Mortgage Association
FSA  --Financial Security Assurance
GO   --General Obligation
LOC  --Letter of Credit
MBIA --Municipal Bond Investors Assurance
SPA  --Standby Purchase Agreement


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)


                                                                                                    JUNE 30, 2002

                                                                                    NY TAX FREE          TAX FREE
                                                                                          MONEY             MONEY
                                                                                           FUND              FUND
                                                                                   ------------      ------------
ASSETS
   Investments at amortized cost ..................................................$118,075,653      $158,747,904
   Cash ...........................................................................     292,829                --
   Receivable for securities sold .................................................     171,033           700,297
   Receivable for Fund shares sold ................................................   1,014,386         3,766,896
   Interest receivable ............................................................      88,592           256,933
   Prepaid expenses and other .....................................................       3,359             6,952
                                                                                   ------------      ------------
Total assets ...................................................................... 119,645,852       163,478,982
                                                                                   ------------      ------------
LIABILITIES
   Payable for securities purchased ...............................................   3,028,470         3,240,522
   Payable for capital shares redeemed ............................................   5,389,934         8,623,606
   Due to advisor .................................................................       7,440            12,359
   Dividend payable ...............................................................      52,835            83,879
   Accrued expenses and other .....................................................      90,880           112,966
                                                                                   ------------      ------------
Total liabilities .................................................................   8,569,559        12,073,332
                                                                                   ------------      ------------
NET ASSETS ........................................................................$111,076,293      $151,405,650
                                                                                   ============      ============
COMPOSITION OF NET ASSETS
   Paid-in capital ................................................................$111,063,726      $151,429,731
   Accumulated net realized gain (loss) from investment transactions ..............      12,567           (24,081)
                                                                                   ------------      ------------
NET ASSETS ........................................................................$111,076,293      $151,405,650
                                                                                   ============      ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ......................................... 111,088,054       151,428,451
                                                                                   ============      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) .....................................$       1.00      $       1.00
                                                                                   ============      ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (Unaudited)

                                                                                                     FOR THE SIX
                                                                                                    MONTHS ENDED
                                                                                                   JUNE 30, 2002

                                                                                    NY TAX FREE          TAX FREE
                                                                                          MONEY             MONEY
                                                                                           FUND              FUND
                                                                                   ------------      ------------
INVESTMENT INCOME
     Interest income ..............................................................    $778,547        $1,226,514
                                                                                       --------        ----------
Total investment income ...........................................................     778,547         1,226,514
                                                                                       --------        ----------
EXPENSES
   Administration and services fees ...............................................     339,847           498,474
   Advisory fees ..................................................................      84,133           123,596
   Professional fees ..............................................................      19,887            19,732
   Trustees fees ..................................................................       5,445             5,457
   Printing and shareholder reports ...............................................       7,140             6,597
   Registration fees ..............................................................       1,623             5,567
   Miscellaneous ..................................................................       1,416             1,108
                                                                                       --------        ----------
Total expenses ....................................................................     459,491           660,531
Less: fee waivers and/or expense reimbursements ...................................     (38,830)          (42,553)
                                                                                       --------        ----------
Net expenses ......................................................................     420,661           617,978
                                                                                       --------        ----------
NET INVESTMENT INCOME .............................................................     357,886           608,536
                                                                                       --------        ----------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain from investment transactions .................................      23,104             5,782
                                                                                       --------        ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................................    $380,990        $  614,318
                                                                                       ========        ==========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                 FOR THE SIX MONTHS   FOR THE YEAR ENDED  FOR THE SIX MONTHS  FOR THE YEAR ENDED
                                     ENDED JUNE 30,         DECEMBER 31,      ENDED JUNE 30,        DECEMBER 31,
                                             2002 1               2001 2              2002 1              2001 2

                                                  NY TAX-FREE MONEY FUND                      TAX-FREE MONEY FUND
                                                  ----------------------                      -------------------
INCREASE (DECREASE) IN
NET ASSETS FROM:
OPERATIONS
   Net investment income .............$     357,886        $   2,172,413       $     608,536      $     3,558,341
   Net realized gain (loss) from
     investment transactions .........       23,104                3,942               5,782               37,481
                                      -------------        -------------       -------------      ---------------
Net increase in net assets
   from operations ...................      380,990            2,176,355             614,318            3,595,822
                                      -------------        -------------       -------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............     (358,080)          (2,172,562)           (604,238)          (3,558,490)
                                      -------------        -------------       -------------      ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value
   of $1.00 per share)
   Proceeds from sales
     of shares .......................  227,668,738          427,165,533         524,106,127          980,860,365
   Dividend reinvestments ............       91,099              712,631              54,722              872,664
   Cost of shares redeemed ........... (226,445,361)        (404,631,886)       (536,388,302)      (1,040,599,985)
                                      -------------        -------------       -------------      ---------------
Net increase (decrease) in net
   assets from capital share
   transactions ......................    1,314,476           23,246,278         (12,227,453)         (58,866,956)
                                      -------------        -------------       -------------      ---------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS .....................    1,337,386           23,250,071         (12,217,373)         (58,829,624)
NET ASSETS
   Beginning of period ...............  109,738,907           86,488,836         163,623,023          222,452,647
                                      -------------        -------------       -------------      ---------------
   End of period .....................$ 111,076,293        $ 109,738,907       $ 151,405,650      $   163,623,023
                                      =============        =============       =============      ===============

--------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 The Statements of Changes in Net Assets for the year ended December 31, 2001 includes the Funds' information as stand-alone and feeder funds (see Note 1 in the Notes to Financial Statements).


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 NY TAX                             FOR THE SIX
 FREE MONEY                        MONTHS ENDED
 FUND                                  JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                         2002 1        2001 2       2000 2        1999 2        1998 2       1997 2

PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...............   $ 1.00        $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                         ------        ------       ------        ------        ------       ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income .............     0.00 3        0.02         0.03          0.02          0.03         0.03
   Net realized gain (loss) from
     investment transactions .........     0.00 3        0.00 3      (0.00) 3       0.00 3       (0.00) 3     (0.00) 3
                                         ------        ------       ------        ------        ------       ------
Total from investment
   operations ........................     0.00          0.02         0.03          0.02          0.03         0.03
                                         ------        ------       ------        ------        ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............    (0.00) 3      (0.02)       (0.03)        (0.02)        (0.03)       (0.03)
                                         ------        ------       ------        ------        ------       ------
NET ASSET VALUE,
   END OF PERIOD .....................   $ 1.00        $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                         ======        ======       ======        ======        ======       ======
TOTAL INVESTMENT RETURN ..............     0.32%         1.89%        3.23%         2.41%         2.66%        2.86%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................. $111,076      $109,739      $86,489       $73,867       $77,839      $85,364
   Ratios to average net assets:
     Net investment income ...........     0.64% 4       1.86%        3.19%         2.37%         2.63%        2.83%
     Expenses after waivers and/or
        reimbursements, including
        expenses of the NY Tax
        Free Money Portfolio .........     0.75% 4       0.75%        0.75%         0.75%         0.75%        0.75%
     Expenses before waivers
        and/or reimbursements,
        including expenses of the
        NY Tax Free Money
        Portfolio ....................     0.82% 4       0.80%        0.86%         0.84%         0.85%        0.81%

----------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 The Financial Highlights prior to April 27, 2001 include the Funds' information as feeder funds for the respective periods (see Note 1 in the Notes to Financial Statements).
3 Less than $.005 per share.
4 Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 TAX FREE                           FOR THE SIX
 MONEY                             MONTHS ENDED
 FUND                                  JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                         2002 1        2001 2       2000 2        1999 2        1998 2       1997 2

PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...............   $ 1.00        $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                         ------        ------       ------        ------        ------       ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income .............     0.00 3        0.02         0.03          0.02          0.03         0.03
   Net realized gain (loss) from
     investment transactions .........    (0.00) 3       0.00 3      (0.00) 3      (0.00) 3       0.00 3      (0.00) 3
                                         ------        ------       ------        ------        ------       ------
Total from investment
   operations ........................    (0.00)         0.02         0.03          0.02          0.03         0.03
                                         ------        ------       ------        ------        ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............     0.00 3       (0.02)       (0.03)        (0.02)        (0.03)       (0.03)
                                         ------        ------       ------        ------        ------       ------
NET ASSET VALUE,
   END OF PERIOD .....................   $ 1.00        $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                         ======        ======       ======        ======        ======       ======
TOTAL INVESTMENT RETURN ..............     0.37%         2.08%        3.35%         2.54%         2.75%        2.94%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................. $151,406      $163,623     $222,453      $128,480      $201,094     $150,483
   Ratios to average net assets:
     Net investment income ...........     0.74% 4       2.11%        3.30%         2.50%         2.71%        2.90%
     Expenses after waivers
        and/or reimbursements,
        including expenses
        of the Tax Free Money
        Portfolio ....................     0.75% 4       0.75%        0.75%         0.75%         0.75%        0.75%
     Expenses before waivers
        and/or reimbursements,
        including expenses
        of the Tax Free Money
        Portfolio ....................     0.80% 4       0.79%        0.82%         0.80%         0.83%        0.80%

----------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 The Financial Highlights prior to April 27, 2001 include the Funds' information as feeder funds for the respective periods (see Note 1 in the Notes to Financial Statements).
3 Less than $.005 per share.
4 Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT
        ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (each a 'Fund', and collectively, the 'Funds') are two of the funds the Trust offers to investors.

New York Tax Free Money Fund Investment seeks a high level of current income exempt from Federal and New York income tax consistent with liquidity and the preservation of capital by investing primarily in high quality, short-term, tax-exempt money market instruments. Tax Free Money Fund Investment seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital by investing primarily in high quality, short-term, tax-exempt money market instruments. Details concerning each Fund's investment objective and policies and the risk factors associated with each Fund's investments are described in the Prospectus and Statement of Additional Information.

On March 26, 2001, the Board of Trustees approved the dissolution of the NY Tax Free Money Portfolio and the Tax Free Money Portfolio (the 'Portfolios'). Until April 27, 2001, NY Tax Free Money Fund Investment and Tax Free Money Fund Investment invested all of their investable assets in the NY Tax Free Money Portfolio and the Tax Free Money Portfolio (each a 'Portfolio', collectively, the 'Portfolios'), respectively. Each Portfolio had the same investment objective and policies as its corresponding Fund. The Portfolios were organized as New York Trusts and registered as investment companies under the Act. On April 27, 2001, NY Tax Free Money Fund Investment and Tax Free Money Fund Investment withdrew their assets in-kind from their respective Portfolios and began operations as stand-alone funds.

B. VALUATION OF SECURITIES
The Funds value their investments at amortized cost.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

D. DISTRIBUTIONS
Each Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. FEDERAL INCOME TAXES
It is each Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. REPURCHASE AGREEMENTS
Each Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.


--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each of the Funds. Each Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

Investment Company Capital Corp. (ICCC), an indirect, wholly owned subsidiary of Deutsche Bank AG, is each Fund's Administrator. Each Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.60%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of each Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.75% of the average daily net assets of each Fund.

Certain officers and directors of the Funds are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Funds for serving in these capacities.

NOTE 3--LINE OF CREDIT AGREEMENT
Each Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. Neither Fund borrowed during the period.


NOTE 4--FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for dividends payable.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

New York Tax Free Money--Investment
     Tax exempt income                       $2,172,562

Tax Free Money--Investment
     Tax exempt income                       $3,558,490


At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

New York Tax Free Money--Investment
     Capital loss carryovers                   $(10,537)

Tax Free Money--Investment
     Capital loss carryovers                   $(29,863)

At December 31, 2001, the New York Tax Free Money Fund--Investment had capital loss carryovers available as a reduction against future net realized capital gains that consisted of $10,537, of which $618 expires in 2003, $2,716 expires in 2004, $1,774 expires in 2005, $472 expires in 2006, and $4,957 expires in 2008.

At December 31, 2001, the Tax Free Money Fund--Investment had capital loss carryovers available as a reduction against future net realized capital gains that consisted of $29,863, of which $5,981 expires in 2004, $5,713 expires in 2005, $5,453 expires in 2007, and $12,716 expires in 2008.


--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 5--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the BT Investment Funds Board of Trustees.

                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
---------                 -----------       ----------
Richard R. Burt           465,963,551        1,046,063
S. Leland Dill            465,954,900        1,054,714
Martin J. Gruber          465,999,953        1,009,661
Richard T. Hale           465,990,987        1,018,627
Joseph R. Hardiman        466,003,149        1,006,465
Richard J. Herring        466,000,789        1,008,825
Graham E. Jones           465,936,258        1,073,356
Rebecca W. Rimel          466,001,659        1,007,955
Philip Saunders, Jr.      465,956,049        1,053,565
William N. Searcy         465,956,053        1,053,562
Robert H. Wadsworth       466,000,832        1,008,782


2. To approve a new investment advisory agreement between the Funds and Deutsche Asset Management, Inc.

                        Shares       Shares     Shares
                         voted        voted      voted
Funds                    'For'    'Against'  'Abstain'
---------           ----------    ---------  ---------
Tax Free Fund       95,124,787      239,492    144,689
NY Tax Free Fund    72,652,406      223,228    107,434


--------------------------------------------------------------------------------

PRIVACY STATEMENT

This privacy statement is issued by the Deutsche Asset Management mutual funds, Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Scudder Distributors, Inc.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

If you have questions about our privacy policy, please contact us at (800) 730-1313, or write to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO  64121-9415



July 2002

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Funds.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


NY Tax Free Money Fund Investment                             CUSIP #055922207
Tax Free Money Fund Investment                                CUSIP #055922306
                                                             NYTMFREESA (6/02)
                                                             Printed 8/02
Distributed by:
ICC Distributors, Inc.